DEAR FELLOW SHAREHOLDERS:

We are pleased to present the semiannual report of the Calamos Family of Funds(R) for the six-month period ended September 30, 1997.

NEW TRANSFER AGENT

In an effort to provide you with the highest level of service possible, Calamos Investment Trust(R) has selected FPS Services, Inc. to be the new transfer agent for the Funds. We expect this to result in significantly enhanced service to shareholders. One of the service enhancements provided by FPS is an Automated Voice Response System, which will provide you with extended hours of service and allow you to access general fund information as well as your account information 24 hours a day via a touch-tone telephone. To use the Calamos Funds' Automated Voice Response System, simply call our shareholder services number 800.823.7386 and a prompt system will guide you through the menu options.

MARKET COMMENT

During the past six months, performance of the Funds has been strong, reflecting increasing equity prices and a stable bond market. The convertible securities market continues to benefit from the strong performance of the underlying common stock. The strength of the U.S. economy and recently enacted Tax Reform Act of 1997 has provided an impetus to the financial markets.

Our view now, as well as in the beginning of the year, remains constructive but defensive on the financial markets. With the favorable statistics being reported on the economic front, the stock market has priced into common stocks a great deal of optimism. For the most part, we share the optimistic outlook; however, it leaves little room for negative surprises. Therefore, we feel that it is prudent to remain invested but cautious. The Chairman of the Federal Reserve Board, Alan Greenspan, made a statement on the stock market about exhibiting "irrational exuberance," which reflects the extended valuation of some sectors of the stock market. We expect both the stock and bond markets to be more volatile in the coming months.

We believe the defensive characteristics of our Funds that utilize convertible securities as their core holdings can dampen stock and bond market volatility. The convertible's hybrid characteristics act like the stock in which it can be converted into during rising markets, as well as a bond with its cushioning effect in declining markets. We believe this strategy is well suited for what we expect will be a volatile market in the coming months.

We appreciate the continuing confidence you and your fellow investors have shown in the Calamos Family of Funds(R). We welcome any comments or questions you may have.

                                          Sincerely,

                                          /s/ John P. Calamos
                                          John P. Calamos
                                          President

November 28, 1997

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Convertible Fund

 Principal
 Amount                                             Value
 -----------                                     -----------
 CONVERTIBLE BONDS (53.8%)
             BASIC INDUSTRIES (0.3%)
 $   475,000 RPM, Inc.                           $   241,575
              0.000% Liquid Yield Option Notes
              09/30/2012
             CAPITAL GOODS--INDUSTRIAL (1.8%)
     550,000 Credence Systems Corporation            556,875
              5.250% Conv. Sub. Notes
              09/15/2002
     775,000 Thermo Electron Corporation             908,687
              4.250% Conv. Euro. Sub. Deb.
              01/01/2003
                                                 -----------
                                                   1,465,562
             CAPITAL GOODS--TECHNOLOGY (11.7%)
   6,596,000 Alcatel Alsthom                       1,416,579
         FRF  6.500% Conv. Deb.
              01/01/2000
     225,000 CIA de Telefonos de Chile               382,421
              4.500% Conv. Sub. Deb.
              01/15/2003
     800,000 Cyrix Corporation                       873,264
              5.500% Conv. Sub. Notes
              06/01/2001
   1,700,000 Kent Electronics                      1,717,000
              4.500% Conv. Sub. Notes
              09/01/2004
     715,000 Lam Research Corporation                660,616
              5.000% Conv. Sub. Notes
              09/01/2002
     208,000 Photronics, Inc.                        269,859
              6.000% Conv. Sub. Notes
              06/01/2004
   1,100,000 Quantum Corporation                   1,239,843
              7.000% Conv. Sub. Notes
              08/01/2004
     700,000 Tecnomatix Technologies Ltd.            771,750
              5.250% Conv. Sub. Notes
              08/15/2004
   1,500,000 Telefonica Europe B.V.                1,613,438
              2.000% Conv. Notes
              07/15/2002
     800,000 World Access, Inc.                      858,000
              4.500% Conv. Sub. Notes
              10/01/2002
                                                 -----------
                                                   9,802,770
             CONSUMER CYCLICALS (13.7%)
   1,715,000 Hilton Hotels Corporation             2,034,419
              5.000% Conv. Sub. Notes
              05/15/2006

 Principal
 Amount                                                   Value
 ----------                                            -----------
 $1,900,000 The Interpublic Group Of Companies, Inc.   $ 1,579,375
             1.800% Conv. Sub. Deb.
             09/16/2004
  3,175,000 Marriott International, Inc.                 2,092,230
             0.000% Liquid Yield Option Notes
             03/25/2011
  1,025,000 Marriott International, Inc.                   675,444
             0.000% Euro. Liquid Yield Option Notes
             03/25/2011
  1,575,000 MascoTech, Inc.                              1,428,005
             4.500% Conv. Sub. Deb.
             12/15/2003
  1,200,000 Michaels Stores, Inc.                        1,215,000
             6.750% Conv. Sub. Notes
             01/15/2003
  1,300,000 Office Depot, Inc.                             828,485
             0.000% Liquid Yield Option Notes
             12/11/2007
  1,210,000 Omnicom Group Inc.                           1,574,500
             4.250% Conv. Sub. Deb.
             01/03/2007
                                                       -----------
                                                        11,427,458
            CONSUMER GROWTH STAPLES (8.7%)
  2,135,000 Alza Corporation                             2,156,350
             5.000% Conv. Sub. Deb.
             05/01/2006
  2,300,000 Costco Companies, Inc.                       1,244,231
             0.000% Conv. Sub. Notes
             08/19/2017
    575,000 Integrated Health Services, Inc.               634,340
             5.750% Conv. Sub. Deb.
             01/01/2001
    550,000 Integrated Health Services, Inc.               613,712
             6.000% Conv. Sub. Deb.
             01/01/2003
  3,915,000 The News Corporation Limited                 1,803,562
             0.000% Liquid Yield Option Notes
             03/11/2013
    800,000 Rite Aid Corporation                           817,000
             5.250% Conv. Sub. Notes
             09/15/2002
                                                       -----------
                                                         7,269,195
            CONSUMER STAPLES (3.1%)
    700,000 Allied Domecq PLC                            1,151,092
        GBP  6.750% Conv. Bond
             07/07/2008
    520,000 Grand Metropolitan PLC                         722,150
             6.500% Conv. Notes
             01/31/2000

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Convertible Fund

 Principal
 Amount                                                         Value
 -----------                                                 -----------
 $   725,000 RFM Capital LTD                                 $   730,438
              2.750% Conv. Euro. Bond
              05/30/2006
                                                             -----------
                                                               2,603,680
             CREDIT CYCLICALS (2.2%)
   1,000,000 Hysan Development Company Ltd.                    1,143,750
              6.750% Conv. Guaranteed Notes
              06/01/2000
     600,000 Masco Corporation                                   672,234
              5.250% Conv. Sub. Deb.
              02/15/2012
                                                             -----------
                                                               1,815,984
             ENERGY (4.4%)
   1,100,000 Baker Hughes, Incorporated                          952,446
              0.000% Liquid Yield Option Notes
              05/05/2008
     800,000 Key Energy Group, Inc.                              816,000
              5.000% Conv. Sub. Notes
              09/15/2004
   1,150,000 Loews Corporation (Diamond Offshore Drilling)     1,184,500
              3.125% Conv. Sub. Notes
              09/15/2007
     500,000 Pennzoil Company (Chevron)                          713,510
              4.750% Exch. Senior Deb.
              10/01/2003
                                                             -----------
                                                               3,666,456
             FINANCIAL (5.6%)
     165,000 Developers Diversified Realty Corporation           199,817
              7.000% Conv. Sub. Deb.
              08/15/1999
   2,000,000 Peregrine Investments Holdings Limited            1,760,000
              4.500% Conv. Bonds
              12/01/2000
   1,400,000 Republic of Italy                                 1,470,000
             Instituto Nazionale delle Assicurazioni (INA)
              5.000% Conv. Bonds
              06/28/2001
     585,000 The Rouse Company                                   656,663
              5.750% Conv. Euro. Bonds
              07/23/2002
     800,000 USF&G Corporation                                   570,752
              0.000% Conv. Sub. Notes
              03/03/2009
                                                             -----------
                                                               4,657,232

 Principal
 Amount                                                  Value
 -----------                                          -----------
             TRANSPORTATION (2.3%)
 $   570,000 BAA plc                                  $ 1,068,750
         GBP  5.750% Conv. Bonds
              03/29/2006
     750,000 Halter Marine Group, Inc.                    885,000
              4.500% Conv. Sub. Notes
              09/15/2004
                                                      -----------
                                                        1,953,750
                                                      -----------
             TOTAL CONVERTIBLE BONDS                   44,903,662
              (Cost $42,773,101)
 Number of
 Shares                                                  Value
 -----------                                          -----------
 CONVERTIBLE PREFERRED STOCKS (16.7%)
             BASIC INDUSTRIES (2.3%)
      10,550 Fort James Corporation                       664,650
              Dep. Shares, 1/4 Share Series L
              $14.00 Cum. Conv. Exch. Pref. Stock
      21,500 International Paper Company                1,233,563
              5.250% Conv. Pref. Securities
                                                      -----------
                                                        1,898,213
             CAPITAL GOODS--INDUSTRIAL (1.8%)
      27,000 McDermott International, Inc.              1,520,934
              $2.875 Series C Conv. Pref. Stock
             CONSUMER CYCLICALS (2.7%)
      30,400 Royal Carribean Cruises Ltd.               2,211,600
              7.250% Series A Conv. Pref. Stock
             CONSUMER GROWTH STAPLES (1.6%)
       9,300 GS Financial Products U.S., L.P.             735,862
              7.000% Conv. Pref. Stock
      11,400 US West, Inc.                                604,200
              4.500% Conv. Pref. Stock
              Series D
                                                      -----------
                                                        1,340,062
             CREDIT CYCLICALS (0.7%)
       5,000 H. F. Ahmanson & Company                     586,250
              Dep. Shares, 1/10 Share Series D
              6.000% Cum. Conv. Pref. Stock
             FINANCIAL (6.3%)
      12,000 American Bankers Insurance Group, Inc.       972,000
              $3.125 Conv. Pref. Series B
      64,500 National Australia Bank                    1,894,688
              7.875% Perpetual Capital Sec.

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Convertible Fund

 Number of
 Shares                                                      Value
 ---------                                                -----------
     3,900 The Rouse Company                              $   194,025
            $3.000 Series B Conv. Pref. Stock
    12,000 Security Capital Industrial Trust                  363,756
            $1.750 Cum. Conv. Redeemable Pref. Series B
    25,100 St. Paul Companies, Inc.                         1,800,925
            6.000% Conc. Pref. Stock
                                                          -----------
                                                            5,225,394
           TRANSPORTATION (0.4%)
     6,200 CNF Transportation Inc.                            392,150
            5.000 Conv. Pref. Stock Series A
           UTILITIES (0.9%)
    11,500 AES Corporation                                    778,412
            $2.6875 Term Conv. Sec. Series A
                                                          -----------
           TOTAL CONVERTIBLE
            PREFERRED STOCKS                               13,953,015
            (Cost $11,946,501)
 COMMON STOCKS (13.2%)
           CAPITAL GOODS--TECHNOLOGY (2.6%)
 12,000    Sony Corporation ADRs                            1,127,256
 21,300    Stratus Computer, Inc. (a)                       1,030,387
                                                          -----------
                                                            2,157,643
           CONSUMER GROWTH STAPLES (4.6%)
 60,000    American Safety Razor Company (a)                1,102,500
 52,500    Brinker International, Inc. (a)                    935,183
 17,000    Gannett Company, Inc.                            1,834,946
                                                          -----------
                                                            3,872,629
           CONSUMER STAPLES (1.3%)
 22,600    Dean Foods Company                               1,045,250
           CREDIT CYCLICALS (1.2%)
 28,000    Freddie Mac                                        987,000
           FINANCIAL (2.8%)
 15,559    Fifth Third Bancorp                              1,017,170
 24,600    Lehman Brothers Holdings, Inc.                   1,319,175
                                                          -----------
                                                            2,336,345
           TRANSPORTATION (0.7%)
 13,812    Carnival Corporation                               638,805
                                                          -----------
           TOTAL COMMON STOCKS                             11,037,672
            (Cost $7,198,783)

 Number of
 Contracts                                       Value
 ---------                                    -----------
 CALL OPTIONS (2.4%)
           BASIC INDUSTRIES (0.3%)
 150       Conseco, Inc. (a)                  $   256,875
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 40
           CAPITAL GOODS--INDUSTRIAL (0.2%)
 120       Caterpillar Inc. (a)                   129,000
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 55
           CAPITAL GOODS--TECHNOLOGY (0.7%)
  60       America Online, Inc. (a)               139,500
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 80
 150       EMC Corporation (a)                    285,000
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 55
  75       Lucent Technologies, Inc. (a)          146,250
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 85
                                              -----------
                                                  570,750
           CONSUMER CYCLICALS (0.5%)
 200       Best Buy Co., Inc. (a)                 160,000
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 25
 125       CompUSA, Inc. (a)                      153,125
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 35
  50       UAL Corporation (a)                    132,500
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 75
                                              -----------
                                                  445,625
           ENERGY (0.2%)
 175       YPF Sociedad Anonima ADRs (a)          188,125
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 30
           FINANCIAL (0.5%)
  75       Allstate Corporation (a)               162,187
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 70

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Convertible Fund

 Number of
 Contracts                                                     Value
 ----------                                                 -----------
        150 Sunamerica, Inc. (a)                            $   239,063
             Long Term Equity Anticipation
             Securities Expiring 01/16/1999
             Strike Price 33.375
                                                            -----------
                                                                401,250
                                                            -----------
            TOTAL CALL OPTIONS                                1,991,625
             (Cost $1,671,435)
 Principal
 Amount                                                        Value
 ----------                                                 -----------
 U.S. GOVERNMENT SECURITIES (11.1%)
 13,000,000 United States National Strips Interest Coupon     3,315,000
             0.000% 11/15/2018
    850,000 United States Treasury Notes                        865,708
             7.000% 04/15/1999
    200,000 United States Treasury Notes                        200,186
             5.625% 01/31/1998
  2,750,000 United States Treasury Notes                      2,876,032
             6.875% 05/15/2006
  2,000,000 United States Treasury Notes                      2,043,380
             6.500% 10/15/2006
                                                            -----------
            TOTAL U.S. GOVERNMENT  SECURITIES                 9,300,306
             (Cost $9,158,382)
                                                            -----------
 TOTAL INVESTMENTS (97.2%)                                   81,186,280
  (Cost $72,748,202)
 CASH DEPOSITS WITH CUSTODIAN                                   470,074
  (INTEREST BEARING) (0.6%)
 OTHER ASSETS, LESS LIABILITIES (2.2%)                        1,795,709
                                                            -----------
 NET ASSETS (100%)                                          $83,452,063
                                                            ===========
 NET ASSET VALUE PER SHARE--CLASS A                         $     16.73
                                                            ===========
  (2,879,231.603 shares outstanding)
 NET ASSET VALUE PER SHARE--CLASS C                         $     16.69
                                                            ===========
  (355,630.171 shares outstanding)
 NET ASSET VALUE PER SHARE--CLASS I                         $     16.75
                                                            ===========
  (1,752,895.484 shares outstanding)

NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Growth & Income Fund

 Principal
 Amount                                                  Value
 ---------                                            -----------
 CONVERTIBLE BONDS (46.5%)
           CAPITAL GOODS--INDUSTRIAL (3.2%)
  $200,000 Credence Systems Corporation               $   202,500
            5.250% Conv. Sub. Notes
            09/15/2002
   140,000 Robbins & Myers, Inc.                          212,859
            6.500% Conv. Sub. Notes
            09/01/2003
                                                      -----------
                                                          415,359
           CAPITAL GOODS--TECHNOLOGY (9.6%)
   250,000 Kent Electronics                               252,500
            4.500% Conv. Sub. Notes
            09/01/2004
   115,000 Lam Research Corporation                       106,253
            5.000% Conv. Sub. Notes
            09/01/2002
   120,000 Photronics, Inc.                               155,688
            6.000% Conv. Sub. Notes
            06/01/2004
   180,000 Quantum Corporation                            202,883
            7.000% Conv. Sub. Notes
            08/01/2004
   225,000 Tecnomatix Technologies Ltd.                   248,062
            5.250% Conv. Sub. Notes
            08/15/2004
   250,000 World Access, Inc.                             268,125
            4.500% Conv. Sub. Notes
            10/01/2002
                                                      -----------
                                                        1,233,511
           CONSUMER CYCLICALS (12.1%)
   190,000 Hilton Hotels Corporation                      225,387
            5.000% Conv. Sub. Notes
            05/15/2006
   300,000 The Interpublic Group Of Companies, Inc.       249,375
            1.800% Conv. Sub. Deb.
            09/16/2004
   550,000 Marriott International, Inc.                   362,434
            0.000% Liquid Yield Option Notes
            03/25/2011
   235,000 MascoTech, Inc.                                213,067
            4.500% Conv. Sub. Deb.
            12/15/2003
   250,000 Michaels Stores, Inc.                          253,125
            6.750% Conv. Sub. Notes
            01/15/2003
   195,000 Omnicom Group Inc.                             253,742
            4.250% Conv. Sub. Deb.
            01/03/2007
                                                      -----------
                                                        1,557,130

 Principal
 Amount                                                       Value
 ---------                                                 -----------
           CONSUMER GROWTH STAPLES (9.3%)
  $700,000 Costco Companies, Inc.                          $   378,679
            0.000% Conv. Sub. Notes
            08/19/2017
   175,000 Integrated Health Services, Inc.                    195,272
            6.000% Conv. Sub. Deb.
            01/01/2003
   265,000 Jacor Communications, Inc.                          168,975
            0.000% Liquid Yield Option Notes
            06/12/2011
   275,000 Pharmaceutical Marketing Services, Inc.             238,304
            6.250% Conv. Euro. Sub. Deb.
            02/01/2003
   130,000 Pier 1 Imports, Inc.                                218,456
            5.750% Conv. Sub. Notes
            10/01/2003
                                                           -----------
                                                             1,199,686
           CREDIT CYCLICALS (3.9%)
   250,000 Engle Homes, Inc.                                   275,410
            7.000% Conv. Sub. Notes
            03/01/2003
   200,000 Masco Corporation                                   224,078
            5.250% Conv. Sub. Deb.
            02/15/2012
                                                           -----------
                                                               499,488
           ENERGY (4.3%)
   250,000 Baker Hughes, Incorporated                          216,465
            0.000% Liquid Yield Option Notes
            05/05/2008
   150,000 Key Energy Group, Inc.                              153,000
            5.000% Conv. Sub. Notes
            09/15/2004
   180,000 Loews Corporation (Diamond Offshore Drilling)       185,400
            3.125% Conv. Sub. Notes
            09/15/2007
                                                           -----------
                                                               554,865
           FINANCIAL (2.0%)
   460,000 Mutual Risk Management Ltd.                         258,977
            0.000% Conv. Sub. Deb.
            10/30/2015
           TRANSPORTATION (2.1%)
   230,000 Halter Marine Group, Inc.                           271,400
            4.500% Conv. Sub. Notes
            09/15/2004
                                                           -----------
           TOTAL CONVERTIBLE BONDS                           5,990,416
            (Cost $5,478,881)

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Growth & Income Fund

 Number of
 Shares                                                     Value
 ---------                                                ----------
 CONVERTIBLE PREFERRED STOCKS (18.3%)
           BASIC INDUSTRIES (0.5%)
     2,500 Cooper Industries, Inc. (Wyman-Gordon)         $   58,750
            6.000% Exch. Notes
           CAPITAL GOODS--INDUSTRIAL (1.8%)
     4,000 McDermott International, Inc.                     225,324
            $2.875 Series C Conv. Pref. Stock
           CAPITAL GOODS--TECHNOLOGY (1.0%)
     2,700 U S WEST, Inc. (EFS)                              129,484
            7.625% Exch. Notes
           CONSUMER CYCLICALS (3.0%)
     5,300 Royal Caribbean Cruises Ltd.                      385,575
            7.250% Series A Conv. Pref. Stock
           CONSUMER GROWTH STAPLES (1.8%)
     3,000 GS Financial Products U.S., L.P.                  237,375
            7.000% Conv. Pref. Stock
           FINANCIAL (7.8%)
     2,600 American Bankers Insurance Group, Inc.            210,600
            $3.125 Conv. Pref. Series B
     1,000 First Union Real Estate Investments                45,250
            $2.100 Conv. Pref. Series A
     9,700 National Australia Bank                           284,937
            7.875% Perpetual Capital Sec.
     7,700 Security Capital Industrial Trust                 233,410
            $1.750 Cum. Conv. Redeemable Pref. Series B
     3,200 St. Paul Compaines, Inc.                          229,600
            6.000% Conv. Pref. Stock
                                                          ----------
                                                           1,003,797
           TRANSPORTATION (0.3%)
       700 CNF Transportation Inc.                            44,275
            5.000% Conv. Pref. Stock Series A
           UTILITIES (2.1%)
     4,000 AES Corporation                                   270,752
            $2.6875 Term Conv. Sec. Series A
                                                          ----------
           TOTAL CONVERTIBLE PREFERRED STOCKS              2,355,332
            (Cost $2,001,150)
 COMMON STOCKS (18.6%)
           BASIC INDUSTRIES (1.6%)
     8,000 The Scotts Company--Class A (a)                   210,000

 Number of
 Shares                                         Value
 ---------                                    ----------
           CAPITAL GOODS--TECHNOLOGY (3.4%)
     1,600 Microsoft Corporation (a)          $  211,701
     4,700 Stratus Computer, Inc. (a)            227,362
                                              ----------
                                                 439,063
           CONSUMER GROWTH STAPLES (4.4%)
    16,400 Brinker International, Inc. (a)       292,133
    12,000 Fingerhut Companies, Inc.             270,000
                                              ----------
                                                 562,133
           CONSUMER STAPLES (1.8%)
     5,100 Dean Foods Company                    235,875
           CREDIT CYCLICALS (1.4%)
     3,324 Southdown, Inc.                       181,574
           FINANCIAL (6.0%)
     4,707 Community First Bankshares, Inc.      228,289
     3,676 Fifth Third Bancorp                   240,319
     5,550 Lehman Brothers Holdings, Inc.        297,619
                                              ----------
                                                 766,227
                                              ----------
           TOTAL COMMON STOCKS                 2,394,872
            (Cost $1,573,154)
 Number of                                      Value
 Contracts                                    ----------
 ---------
 CALL OPTIONS (4.0%)
           BASIC INDUSTRIES (0.4%)
        30 Conseco, Inc. (a)                      51,375
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 40
           CAPITAL GOODS--INDUSTRIAL (0.3%)
        30 Caterpillar Inc. (a)                   32,250
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 55
           CAPITAL GOODS--TECHNOLOGY (1.2%)
        10 America Online, Inc. (a)               23,250
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 80
        55 EMC Corporation (a)                   104,500
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 55

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Growth & Income Fund

 Number of
 Contracts                                    Value
 ---------                                   --------
        15 Lucent Technologies, Inc. (a)     $ 29,250
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 85
                                             --------
                                              157,000
           CONSUMER CYCLICALS (0.9%)
        40 Best Buy Co., Inc. (a)              32,000
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 25
        25 CompUSA, Inc. (a)                   30,625
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 35
        20 UAL Corporation (a)                 53,000
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 75
                                             --------
                                              115,625
           ENERGY (0.4%)
        50 YPF Sociedad Anonima (a)            53,750
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 30
           FINANCIAL (0.8%)
        30 Allstate Corporation (a)            64,875
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 70
        25 Sunamerica, Inc. (a)                39,844
            Long Term Equity Anticipation
            Securities Expiring 01/16/1999
            Strike Price 33.375
                                             --------
                                              104,719
                                             --------
           TOTAL CALL OPTIONS                 514,719
            (Cost $434,430)

 Principal
 Amount                                          Value
 ---------                                    -----------
 U.S. GOVERNMENT SECURITIES (11.6%)
  $230,000 United States Treasury Notes       $   234,250
            7.000% 04/15/1999
   635,000 United States Treasury Notes           664,102
            6.875% 05/15/2006
   600,000 United States Treasury Notes           600,540
            5.875% 02/15/2000
                                              -----------
           TOTAL U.S. GOVERNMENT SECURITIES     1,498,892
            (Cost $1,465,108)
                                              -----------
 TOTAL INVESTMENTS (99.0%)                     12,754,231
  (Cost $10,952,723)
 CASH DEPOSITS WITH CUSTODIAN                     248,371
  (INTEREST BEARING) (1.9%)
 OTHER ASSETS, LESS LIABILITIES
  (-0.9%)                                        (122,569)
                                              -----------
 NET ASSETS (100%)                            $12,880,033
                                              ===========
 NET ASSET VALUE PER SHARE--CLASS A
  (571,822.006 shares outstanding)            $     18.02
                                              ===========
 NET ASSET VALUE PER SHARE--CLASS C
  (45,130.948 shares outstanding)             $     17.94
                                              ===========
 NET ASSET VALUE PER SHARE--CLASS I
  (98,090.446 shares outstanding)             $     18.02
                                              ===========

NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Strategic Income Fund

 Principal
 Amount                                          Value
 ---------                                     ----------
 CONVERTIBLE BONDS (75.3%)
           CAPITAL GOODS--INDUSTRIAL (9.6%)
  $ 55,000 Imax Corporation                    $   74,113
            5.750% Conv. Deb.
            04/01/2003
    25,000 Robbins & Myers, Inc.                   38,010
            6.500% Conv. Sub. Notes
            09/01/2003
                                               ----------
                                                  112,123
           CAPITAL GOODS--TECHNOLOGY (16.5%)
    65,000 C-Cube Microsystems, Inc.               78,979
            5.875% Conv. Sub. Notes
            11/01/2005
    50,000 Simula, Inc.                            61,875
            8.000% Conv. Sub. Notes
            05/01/2004
    50,000 Telxon Corporation                      52,750
            5.750% Conv. Sub. Notes
            01/01/2003
                                               ----------
                                                  193,604
           CONSUMER CYCLICALS (9.3%)
    50,000 Atlantic Coast Airlines, Inc.           65,125
            7.000% Conv. Sub. Notes
            07/01/2004
    30,000 Continental Airlines, Inc.              43,238
            6.750% Conv. Sub. Notes
            04/15/2006
                                               ----------
                                                  108,363
           CONSUMER GROWTH STAPLES (23.7%)
    50,000 American Retirement Corporation         50,250
            5.750% Conv. Sub. Deb.
            10/01/2002
    40,000 Home Depot, Inc.                        49,509
            3.250% Conv. Sub. Notes
            10/01/2001
    70,000 Jacor Communications, Inc.              44,635
            0.000% Liquid Yield Option Notes
            06/12/2011
    40,000 Pier 1 Imports, Inc.                    67,217
            5.750% Conv. Sub. Notes
            10/01/2003
    25,000 Quintiles Transnational Corp.           29,444
            4.250% Conv. Euro. Sub. Notes
            05/31/2000
    30,000 Tenet Healthcare Corporation            36,394
            6.000% Exch. Sub. Notes
            12/01/2005
                                               ----------
                                                  277,449

 Principal
 Amount/
 Number
 of Shares                                                   Value
 ---------                                                 ----------
           CREDIT CYCLICALS (4.9%)
  $ 30,000 BankAtlantic Bancorp, Inc.                      $   57,150
            6.750% Conv. Sub. Notes
            07/01/2006
           ENERGY (11.3%)
    50,000 Key Energy Group, Inc.                              51,000
            5.000% Conv. Sub. Notes
            09/15/2004
    55,000 Loews Corporation (Diamond Offshore Drilling)       80,654
            3.750% Conv. Sub. Notes
            02/15/2007
                                                           ----------
                                                              131,654
                                                           ----------
           TOTAL CONVERTIBLE BONDS                            880,343
            (Cost $696,772)
 CONVERTIBLE PREFERRED STOCKS (25.9%)
           CONSUMER CYCLICALS (6.8%)
       800 Royal Caribbean Cruises Ltd.                        58,200
            7.250% Series A Conv. Pref. Stock
       800 Trans World Airlines, Inc.                          20,960
            8.000% Conv. Pref. Exch. Stock
                                                           ----------
                                                               79,160
           CONSUMER STAPLES (2.3%)
       400 Ralston-Ralston Purina Group (IBC)                  27,075
            7.000% Conv. Exch. Notes
           FINANCIAL (9.9%)
       850 American General Corporation (a)                    57,056
            6.000% Conv. Monthly Income Pref. Series A
     2,000 National Australia Bank                             58,750
            7.875% Conv. Pref. Sec.
                                                           ----------
                                                              115,806
           UTILITIES (6.9%)
     1,200 AES Corporation                                     81,226
            5.375% Conv. Pref. Stock Series A
                                                           ----------
           TOTAL CONVERTIBLE PREFERRED STOCKS                 303,267
            (Cost $249,818)
 TOTAL INVESTMENTS (101.2%)                                 1,183,610
  (Cost $946,590)

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Strategic Income Fund

 Number of
 Shares                                                       Value
 ---------                                                 -----------
 COMMON STOCKS SOLD SHORT (-38.4%)
           CAPITAL GOODS--INDUSTRIAL (-5.5%)
     1,300 Imax Corporation                                $   (33,963)
       775 Robbins & Myers, Inc.                               (29,838)
                                                           -----------
                                                               (63,801)
           CAPITAL GOODS--TECHNOLOGY (-6.8%)
       670 C-Cube Microsystems, Inc.                           (22,780)
     2,000 Simula, Inc.                                        (38,750)
       750 Telxon Corporation                                  (18,375)
                                                           -----------
                                                               (79,905)
           CONSUMER CYCLICALS (-6.2%)
     1,500 Atlantic Coast Airlines, Inc.                       (32,250)
       300 Continental Airlines, Inc. Class B                  (11,812)
       480 Royal Caribbean Cruises Ltd.                        (21,000)
     1,000 Trans World Airlines, Inc.                           (7,875)
                                                           -----------
                                                               (72,937)
           CONSUMER GROWTH STAPLES (-11.0%)
     1,000 American Retirement Corporation                     (20,250)
       180 Home Depot, Inc.                                     (9,383)
       650 Jacor Communications, Inc. Class A                  (28,722)
     2,640 Pier 1 Imports, Inc.                                (47,356)
       125 Quintiles Transnational Corp.                       (10,531)
       300 Vencor, Inc.                                        (12,375)
                                                           -----------
                                                              (128,617)
           CREDIT CYCLICALS (-1.6%)
       571 BankAtlantic Bancorp, Inc. Class A                   (8,850)
       600 BankAtlantic Bankcorp, Inc. Class B                  (9,450)
                                                           -----------
                                                               (18,300)
           ENERGY (-3.7%)
       600 Key Energy Group, Inc.                              (19,538)
       440 Loews Corporation (Diamond Offshore Drilling)       (24,283)
                                                           -----------
                                                               (43,821)
           UTILITIES (-3.6%)
       960 AES Corporation                                     (42,000)
                                                           -----------
           TOTAL COMMON STOCKS SOLD SHORT                     (449,381)
            (Proceeds -$331,448)

 Number of
 Contracts                                      Value
 ---------                                   -----------
 COVERED CALL OPTIONS WRITTEN (-0.1%)
           FINANCIAL (-0.1%)
         9 American General Corporation      $      (956)
            Long Term Equity Anticipation
            Securities Expiring 10/18/1997
            Strike Price 50
                                             -----------
           TOTAL COVERED CALL                       (956)
            OPTIONS WRITTEN
            (Proceeds -$2,880)
                                             -----------
 CASH DEPOSITS WITH CUSTODIAN                    391,994
  (INTEREST BEARING) (33.5%)
 OTHER ASSETS, LESS LIABILITIES (3.8%)            44,050
                                             -----------
 NET ASSETS (100%)                           $ 1,169,317
                                             ===========
 NET ASSET VALUE PER SHARE--CLASS A          $     11.76
                                             ===========
  (99,410.200 shares outstanding)

NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Growth Fund

 Number of
 Shares                                                Value
 ---------                                          -----------
 COMMON STOCKS (97.4%)
           BASIC INDUSTRIES (9.6%)
     4,000 Continental Can Company, Inc. (a)        $   106,000
     8,100 FiberMark, Inc. (a)                          168,585
     4,200 The Lubrizol Corporation                     176,400
     9,000 National Steel Corporation Class B (a)       160,875
     3,000 Owens-Illinois, Inc. (a)                     101,814
     1,300 Tredegar Industries, Inc.                     91,325
     6,500 Yellow Corporation (a)                       211,660
                                                    -----------
                                                      1,016,659
           CAPITAL GOODS--INDUSTRIAL (7.2%)
     7,500 The Manitowoc Company, Inc.                  267,660
     4,500 Navistar International Corporation (a)       124,313
     3,300 Orbotech, Ltd. (a)                           190,575
     9,000 Terex Corporation (a)                        186,750
                                                    -----------
                                                        769,298
           CAPITAL GOODS--TECHNOLOGY (29.1%)
     3,200 Cellstar Corporation (a)                     148,800
     3,255 Compaq Computer Corporation (a)              243,311
     3,800 Computer Learning Centers, Inc. (a)          148,200
     3,400 Compuware Corporation (a)                    205,700
     2,000 Dell Computer Corporation (a)                193,750
     9,000 Encore Wire Corporation (a)                  289,125
     4,000 Jabil Circuit, Inc. (a)                      262,000
     6,000 Keane, Inc. (a)                              190,500
     4,700 Kellstrom Industries, Inc. (a)                96,937
     2,200 Lucent Technologies, Inc.                    179,025
    11,000 MTI Technology Corp. (a)                     154,000
     4,500 NICE-Systems Ltd. ADRs                       253,125
     2,700 Precision Castparts Corp. (a)                175,500
     7,000 RF Monolithics, Inc. (a)                     176,750
     2,300 Thiokol Corporation                          197,800
     2,500 Unitrode Corporation (a)                     185,313
                                                    -----------
                                                      3,099,836
           CONSUMER CYCLICALS (7.9%)
     8,400 Aviall, Inc. (a)                             128,629
     2,800 CORT Business Services                       111,826
            Corporation (a)
     4,000 Jones Apparel Group, Inc. (a)                216,000
     2,500 Kellwood Company                              88,595
     2,600 New England Business Service, Inc.            83,200
     6,800 Valassis Communications, Inc. (a)            216,750
                                                    -----------
                                                        845,000
           CONSUMER GROWTH STAPLES (15.8%)
     2,600 Caribiner International, Inc. (a)            105,950
     2,800 Central Newspapers, Inc. Class A             207,900
     2,000 Consolidated Graphics, Inc. (a)               99,500

 Number of
 Shares                                             Value
 ---------                                       -----------
     5,200 Cooper Companies, Inc. (a)            $   191,100
     3,000 Fred Meyer, Inc. (a)                      159,750
    12,000 Helen of Troy Ltd. (a)                    237,000
     8,200 Hooper Holmes, Inc.                        99,942
     4,000 Morton's Restaurant Group, Inc. (a)        98,000
     5,300 Osteotech, Inc. (a)                       106,662
     7,200 ServiceMaster L.P.                        205,654
     6,400 ShopKo Stores, Inc. (a)                   166,400
                                                 -----------
                                                   1,677,858
           CONSUMER STAPLES (9.1%)
     3,600 Dean Foods Company                        166,500
     3,800 The Earthgrains Company                   163,400
     3,000 Ethan Allen Interiors Inc.                 93,000
     3,000 Interstate Bakeries Corporation           205,689
     4,200 Herman Miller, Inc.                       224,700
     2,800 Morningstar Group, Inc. (a)               120,400
                                                 -----------
                                                     973,689
           CREDIT CYCLICALS (1.7%)
     5,866 New York Bancorp, Inc. (a)                175,616
           ENERGY (15.1%)
     4,400 Cooper Cameron Corporation (a)            315,977
     5,000 EVI, Inc. (a)                             320,000
     6,300 Pool Energy Services Co. (a)              213,413
     1,400 Smith International, Inc. (a)             108,763
     4,000 Stolt Comex Seaway, S.A. (a)              250,252
     9,600 UTI Energy Corp. (a)                      396,605
                                                 -----------
                                                   1,605,010
           FINANCIAL (1.9%)
     7,000 North Fork Bancorporation, Inc.           203,000
                                                 -----------
           TOTAL COMMON STOCKS                    10,365,966
            (Cost $7,628,757)
                                                 -----------
 TOTAL INVESTMENTS (97.4%)                        10,365,966
  (Cost $7,628,757)
 CASH DEPOSITS WITH CUSTODIAN                        205,542
  (INTEREST BEARING) (1.9%)
 OTHER ASSETS, LESS LIABILITIES (0.7%)                75,449
                                                 -----------
 NET ASSETS (100%)                               $10,646,957
                                                 ===========
 NET ASSET VALUE PER SHARE--CLASS A              $     24.66
                                                 ===========
  (359,742.833 shares outstanding)

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Growth Fund

NET ASSET VALUE PER SHARE--CLASS C
 (1,183.000 shares outstanding)     $24.52
                                    ======
NET ASSET VALUE PER SHARE--CLASS I
 (70,823.626 shares outstanding)    $24.68
                                    ======

NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Global Growth and Income Fund

 Principal
  Amount                                           Value
 ---------                                       ----------
 CONVERTIBLE BONDS (32.0%)
           CAPITAL GOODS--INDUSTRIAL (6.3%)
 $ 55,000  New World Infrastructure Ltd.         $   62,081
            5.000% Conv. Euro. Deb.
            07/15/2001
  100,000  Shanghai Investments Holdings, Ltd.      109,500
            1.000% Conv. Exch. Bond
            06/12/2002
  110,000  Volkswagen International Finance         146,918
            3.000% Conv. Bond
            01/24/2002
                                                 ----------
                                                    318,499
           CAPITAL GOODS--TECHNOLOGY (1.4%)
   65,000  Cyrix Corporation                         70,953
            5.500% Conv. Sub. Notes
            06/01/2001
           CONSUMER CYCLICALS (3.7%)
   70,000  Hilton Hotels Corporation                 83,038
            5.000% Conv. Sub. Notes
            05/15/2006
  155,000  Marriott International, Inc.             102,140
            0.000% Liquid Yield Option Notes
            03/25/2011
                                                 ----------
                                                    185,178
           CONSUMER GROWTH STAPLES (5.3%)
  200,000  Costco Companies, Inc.                   108,194
            0.000% Conv. Sub. Notes
            08/19/2017
   70,000  Integrated Health Services, Inc.          77,224
            5.750% Conv. Sub. Deb.
            01/01/2001
  170,000  The News Corporation Limited              78,316
            0.000% Liquid Yield Option Notes
            03/11/2013
                                                 ----------
                                                    263,734
           CONSUMER STAPLES (6.2%)
   70,000  Grand Metropolitan PLC                    97,213
            6.500% Conv. Notes
            01/31/2000
  168,000  Lindt & Spruengli AG                     161,628
      CHF   3.250% Conv. Bond
            10/18/2001
   50,000  RFM Capital LTD                           50,375
            2.750% Conv. Euro. Bond
            05/30/2006
                                                 ----------
                                                    309,216

 Principal
  Amount/
 Number of
  Shares                                                     Value
 ---------                                                 ----------
           CREDIT CYCLICALS (1.8%)
 $ 80,000  Masco Corporation                               $   89,631
            5.250% Conv. Sub. Deb.
            02/15/2012
           ENERGY (1.4%)
   70,000  Loews Corporation (Diamond Offshore Drilling)       72,100
            3.125% Conv. Sub. Notes
            09/15/2007
           FINANCIAL (5.9%)
   90,000  Hon Kwok Land Investment Limited                   100,350
            5.300% Conv. Bonds
            07/05/2001
   10,000  Republic of Italy                                  105,000
           Instituto Nazionale delle Assicurazioni (INA)
            5.000% Conv. Bonds
            06/28/2001
  125,000  USF&G Corporation                                   89,180
            0.000% Conv. Sub. Notes
            03/03/2009
                                                           ----------
                                                              294,530
                                                           ----------
           TOTAL CONVERTIBLE BONDS                          1,603,841
            (Cost $1,529,628)
 CONVERTIBLE PREFERRED STOCKS (7.5%)
           CAPITAL GOODS--TECHNOLOGY (1.7%)
    1,685  Philippine Long Distance Telephone Company          85,908
            $3.500 Global Dep. Series III
            Conv. Pref. Stock
           CONSUMER CYCLICALS (2.2%)
    1,500  Royal Caribbean Cruises Ltd.                       109,125
            7.250% Series A. Conv. Pref. Stock
           FINANCIAL (3.6%)
    6.150  National Australia Bank                            180,656
            7.875% Perpetual Capital Sec.
                                                           ----------
           TOTAL CONVERTIBLE PREFERRED STOCKS                 375,689
            (Cost $335,759)

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Global Growth and Income Fund

 Number of
  Shares/
 Contracts                                                      Value
 ---------                                                    ----------
 COMMON STOCKS (47.3%)
           CAPITAL GOODS--TECHNOLOGY (16.7%)
   5,000   Alcatel Alsthom ADRs                               $  132,815
   1,150   Hitachi Ltd. ADRs                                     101,416
     600   Matsushita Electric Industrial Company, Ltd ADRs      107,700
   2,100   Philips Electronics N.V. ADRs                         176,400
   1,750   Sony Corporatioin ADRs                                164,392
   2,300   Telecom Italia SpA ADRs                               154,388
                                                              ----------
                                                                 837,111
           CONSUMER CYCLICALS (2.5%)
     685   Havas Advertising Sa                                   83,402
     FRF
     900   WPP Group plc ADRs                                     41,288
                                                              ----------
                                                                 124,690
           CONSUMER GROWTH STAPLES (9.3%)
   1,000   Canon, Inc. ADRs                                      146,000
   4,800   Fingerhut Companies, Inc.                             108,000
   3,050   Fuji Photo Film ADRs                                  126,194
     800   Gannett Company, Inc.                                  86,350
                                                              ----------
                                                                 466,544
           CONSUMER STAPLES (4.0%)
   1,950   Dean Foods Company                                     90,187
   3,480   Groupe Danone ADRs                                    110,055
                                                              ----------
                                                                 200,242
           FINANCIAL (14.8%)
  10,000   B.A.T. Industries plc ADRs                            178,130
   2,100   Lehman Brothers Holdings, Inc.                        112,613
     635   MBIA, Inc.                                             79,653
   4,600   National Bank of Canada                                64,610
     CAD
  60,500   Peregine Investment Holdings Limited ADRs             205,700
   3,600   Societe Generale ADRs                                 104,400
                                                              ----------
                                                                 745,106
                                                              ----------
           TOTAL COMMON STOCKS                                 2,373,693
            (Cost $1,866,449)
 CALL OPTIONS (2.5%)
           BASIC INDUSTRIES (0.3%)
      10   Conseco, Inc. (a)                                      17,125
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 40

 Number of
 Contracts                                      Value
 ---------                                    ----------
           CAPITAL GOODS--INDUSTRIAL (0.2%)
      10   Caterpillar Inc. (a)               $   10,750
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 55

           CAPITAL GOODS--TECHNOLOGY (0.8%)
       5   America Online, Inc. (a)               11,625
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 80
      10   EMC Corporation (a)                    19,000
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 55
       5   Lucent Technologies, Inc. (a)           9,750
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 85
                                              ----------
                                                  40,375
           CONSUMER CYCLICALS (0.7%)
      10   Best Buy Co., Inc. (a)                  8,000
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 25
      10   CompUSA, Inc. (a)                      12,250
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 35
       5   UAL Corporation (a)                    13,250
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 75
                                              ----------
                                                  33,500
           ENERGY (0.3%)
      15   YPF Sociedad Anonima ADRs (a)          16,125
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 30
           FINANCIAL (0.2%)
       5   Allstate Corporation (a)               10,812
            Long Term Equity Anticipation
            Securities Expiring 01/22/2000
            Strike Price 70
                                              ----------
           TOTAL CALL OPTIONS                    128,687
            (Cost $111,775)

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
Calamos Global Growth and Income Fund

 Principal
  Amount                                         Value
 ---------                                    -----------
 U.S. GOVERNMENT SECURITIES (5.5%)
 $200,000  United States Treasury Notes       $   198,118
            5.000% 02/15/1999
   75,000  United States Treasury Notes            76,626
            6.500% 10/15/2006
                                              -----------
           TOTAL U.S. GOVERNMENT SECURITIES       274,744
            (Cost $272,259)
                                              -----------
 TOTAL INVESTMENTS (94.8%)                      4,756,654
  (Cost $4,115,870)
 CASH DEPOSITS WITH CUSTODIAN                     131,222
  (INTEREST BEARING) (2.6%)
 OTHER ASSETS, LESS LIABILITIES (2.6%)            129,136
                                              -----------
 NET ASSETS (100%)                            $ 5,017,012
                                              ===========
 NET ASSET VALUE PER SHARE--CLASS A
  (645,924.203 shares outstanding)            $      6.25
                                              ===========
 NET ASSET VALUE PER SHARE--CLASS C
  (88,178.939 shares outstanding)             $      6.23
                                              ===========
 NET ASSET VALUE PER SHARE--CLASS I
  (68,516.105 shares outstanding)             $      6.25
                                              ===========


NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

                See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
September 30, 1997

                                                                              GLOBAL
                                          GROWTH AND STRATEGIC              GROWTH AND
                              CONVERTIBLE   INCOME    INCOME      GROWTH      INCOME
ASSETS                           FUND        FUND      FUND        FUND        FUND
--------------------------------------------------------------------------------------
Investments, at value (cost
 $72,748,202, $10,952,723,
 $946,590, $7,628,757 and
 $4,115,870, respectively)    $81,186,280 12,754,231 1,183,610  10,365,966  4,756,654
Cash with custodian
 (interest bearing)               470,074    248,371   391,994     205,542    131,222
Net unrealized
 appreciation/(depreciation)
 in forward foreign currency
 contracts                         29,881          -         -           -    (13,735)
Accrued interest and
 dividends receivable             568,838     62,733     9,647       2,730     28,669
Receivable for investments
 sold                           1,457,790     76,573    91,228      98,703    117,483
Receivable for Fund shares
 sold                             716,845     12,018         -           -     67,070
Prepaid expenses                        -          -         -           -     17,760
Due from Advisor                        -          -     3,684           -        111
                                ------------------------------------------------------
  Total Assets                $84,429,708 13,153,926 1,680,163  10,672,941  5,105,234
                                ------------------------------------------------------
LIABILITIES AND NET ASSETS
Investments sold short, at
 value (proceeds $331,448)              -          -   449,381           -          -
Covered call options
 written, at value (proceeds
 $2,880)                                                   956
Payable for investments
 purchased                        813,604    254,251    51,056           -     65,801
Payable for Fund shares
 redeemed                          69,609        824         -       8,942          -
Payable to investment
 adviser                           56,339     10,035     2,200      10,628      5,814
Accounts payable and accrued
 liabilities                       12,554      3,261     6,742       2,194     14,334
Payable to distributor             25,539      5,522       511       4,220      2,273
                                ------------------------------------------------------
  Total Liabilities               977,645    273,893   510,846      25,984     88,222
                                ------------------------------------------------------
NET ASSETS                    $83,452,063 12,880,033 1,169,317  10,646,957  5,017,012
                                ------------------------------------------------------
                                ------------------------------------------------------
ANALYSIS OF NET ASSETS
Excess of amounts received
 from issuance of shares
 over amounts paid on
 redemptions of shares on
 account of capital           $71,182,869 10,225,367 1,057,106   6,969,739  4,238,642
Undistributed net investment
 income                           362,308     47,733     9,811     (57,570)    31,429
Accumulated net realized
 gain (loss) on investments     3,438,927    805,425   (18,611)    997,579    119,892
Unrealized appreciation
 (depreciation) of
 investments                    8,467,959  1,801,508   121,011   2,737,209    627,049
                                ------------------------------------------------------
NET ASSETS                    $83,452,063 12,880,033 1,169,317  10,646,957  5,017,012
                                ------------------------------------------------------
                                ------------------------------------------------------
CLASS A SHARES
Net Assets Applicable to
 Shares Outstanding           $48,158,568 10,302,630 1,169,317   8,869,951  4,039,594
Shares Outstanding              2,879,232    571,822    99,410     359,743    645,924
Net Asset Value and
 Redemption Price Per Share   $     16.73      18.02     11.76       24.66       6.25
                                ------------------------------------------------------
                                ------------------------------------------------------
Maximum Offering Price Per
 Share (Net asset value,
 plus 4.99% of net asset
 value or 4.75% of offering
 price)                       $     17.56      18.92     12.35       25.89       6.57
                                ------------------------------------------------------
                                ------------------------------------------------------
CLASS C SHARES
Net Assets Applicable to
 Shares Outstanding           $ 5,934,300    809,549       N/A      29,013    549,223
Shares Outstanding                355,630     45,131       N/A       1,183     88,179
Net Asset Value and
 Redemption Price Per Share   $     16.69      17.94       N/A       24.52       6.23
                                ------------------------------------------------------
                                ------------------------------------------------------
CLASS I SHARES
Net Assets Applicable to
 Shares Outstanding           $29,359,195  1,767,854       N/A   1,747,993    428,195
Shares Outstanding              1,752,895     98,090       N/A      70,824     68,516
Net Asset Value and
 Redemption Price Per Share   $     16.75      18.02       N/A       24.68       6.25
                                ------------------------------------------------------
                                ------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
Six Months Ended September 30, 1997

                                                                        GLOBAL
                                      GROWTH AND STRATEGIC            GROWTH AND
                          CONVERTIBLE   INCOME    INCOME    GROWTH      INCOME
                             FUND        FUND      FUND      FUND        FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                  $1,044,028    190,907    38,538      7,068    47,320
Dividends                    224,174     43,928         -     19,953    26,786
                          ---------------------------------------------------
  Total Investment Income  1,268,202    234,835    38,538     27,021    74,106
                          ---------------------------------------------------
EXPENSES
Investment advisory fees     231,443     41,676     4,759     42,434    21,630
Distribution fees            130,581     28,820     3,173     20,940    11,956
Transfer agent fees            8,497      1,975       427      1,121     1,204
Custodian fees                 1,862      1,282     1,665      2,640     1,050
Trustees' fees                 2,256      2,256     1,800      1,800     1,800
Registration fees             11,928      9,717     8,664      8,790     1,545
Audit and legal fees          15,374     14,304    14,097     13,829     9,685
Dividends paid on short
 sales                             -          -         8          -         -
Other                          1,641        948       476        476       470
                          ---------------------------------------------------
  Total Expenses             403,582    100,978    35,069     92,030    49,340
  Less expense reimburse-
   ment                                            22,370      7,439     4,939
                          ---------------------------------------------------
  Net Expenses               403,582    100,978    12,699     84,591    44,401
                          ---------------------------------------------------
NET INVESTMENT INCOME
 (LOSS)                      864,620    133,857    25,839    (57,570)   29,705
                          ---------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVEST-
 MENTS
Net realized gain (loss)
 on investments
 and foreign currency
 contracts (including
 options)                  3,396,557    822,778    (7,888) 1,001,211   119,490
Change in unrealized ap-
 preciation (deprecia-
 tion) of investments and
 foreign currency con-
 tracts                    4,989,575  1,201,126   110,506  2,338,094   572,900
                          ---------------------------------------------------
NET GAIN (LOSS) ON IN-
 VESTMENTS                 8,386,132  2,023,904   102,618  3,339,305   692,390
                          ---------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS          $9,250,752  2,157,761   128,457  3,281,735   722,095
                          ===================================================

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended September 30, 1997 and Year Ended March 31, 1997

                       Convertible          Growth and Income      Strategic Income            Growth
                           Fund                    Fund                  Fund                   Fund
              ------------------------------------------------------------------------------------------------
                      Six                                            Six
                    Months                 Six Months    Year      Months      Year     Six Months    Year
                     Ended     Year Ended    Ended       Ended      Ended      Ended      Ended       Ended
                   Sept. 30,    Mar. 31,   Sept. 30,   Mar. 31,   Sept. 30,  Mar. 31,   Sept. 30,   Mar. 31,
                     1997         1997        1997       1997       1997       1997        1997       1997
--------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment
 income (loss)    $   864,620     867,441     133,857    176,746     25,839     64,043     (57,570)   (63,863)
Net realized
 gain (loss) on
 investments and
 foreign cur-
 rency contracts
 (including op-
 tions)             3,396,557   2,052,088     822,778    575,881     (7,888)   108,232   1,001,211    609,730
Change in
 unrealized ap-
 preciation or
 depreciation of
 investments and
 foreign cur-
 rency contracts    4,989,575     813,678   1,201,126     87,888    110,506    (65,087)  2,338,094    (71,043)
              ------------------------------------------------------------------------------------------------
Increase in net
 assets result-
 ing from opera-
 tions              9,250,752   3,733,207   2,157,761    840,515    128,457    107,188   3,281,735    474,824
              ------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS
Net investment
 income              (869,520)   (906,544)   (129,521)  (140,367)   (20,197)   (90,304)          -          -
Net realized
 gains               (942,162) (2,199,711)   (423,501)  (704,715)         -    (49,735)   (142,009)  (425,142)
              ------------------------------------------------------------------------------------------------
Total distribu-
 tions             (1,811,682) (3,106,255)   (553,022)  (845,082)   (20,197)  (140,039)   (142,009)  (425,142)
              ------------------------------------------------------------------------------------------------
INCREASE (DE-
 CREASE) IN NET
 ASSETS FROM
 CAPITAL SHARE
 TRANSACTIONS      36,968,366  13,957,623   2,536,718  2,930,278   (255,922)  (270,076)    863,400  3,728,475
              ------------------------------------------------------------------------------------------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS        44,407,436  14,584,575   4,141,457  2,925,711   (147,662)  (302,927)  4,003,126  3,778,157
NET ASSETS
Beginning of
 period            39,044,627  24,460,052   8,738,576  5,812,865  1,316,979  1,619,906   6,643,831  2,865,674
              ------------------------------------------------------------------------------------------------
End of period     $83,452,063  39,044,627  12,880,033  8,738,576  1,169,317  1,316,979  10,646,957  6,643,831
              ------------------------------------------------------------------------------------------------
              ------------------------------------------------------------------------------------------------
Undistributed
 net investment
 income           $   362,308     367,208      47,733     43,395      9,811      4,168           -          -
                   Global Growth and
                      Income Fund
              ------------------------------------------------------------------------------------------------
                     Six
                   Months      Year
                    Ended      Ended
                  Sept. 30,  Mar. 31,
                    1997      1997/1/
--------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment
 income (loss)       29,705     24,139
Net realized
 gain (loss) on
 investments and
 foreign cur-
 rency contracts
 (including op-
 tions)             119,490     95,919
Change in
 unrealized ap-
 preciation or
 depreciation of
 investments and
 foreign cur-
 rency contracts    572,900     54,147
              ------------------------------------------------------------------------------------------------
Increase in net
 assets result-
 ing from opera-
 tions              722,095    174,205
              ------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS
Net investment
 income             (91,139)    (5,573)
Net realized
 gains              (21,219)         -
              ------------------------------------------------------------------------------------------------
Total distribu-
 tions             (112,358)    (5,573)
              ------------------------------------------------------------------------------------------------
INCREASE (DE-
 CREASE) IN NET
 ASSETS FROM
 CAPITAL SHARE
 TRANSACTIONS     1,091,454  3,147,189
              ------------------------------------------------------------------------------------------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS       1,701,191  3,315,821
NET ASSETS
Beginning of
 period           3,315,821          -
              ------------------------------------------------------------------------------------------------
End of period     5,017,012  3,315,821
              ------------------------------------------------------------------------------------------------
              ------------------------------------------------------------------------------------------------
Undistributed
 net investment
 income              31,429     92,862

/1/For the period September 9, 1996 through March 31, 1997

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - Calamos Investment Trust (formerly known as CFS Investment Trust), a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of five series, Calamos Convertible Fund, Calamos Growth and Income Fund, Calamos Strategic Income Fund, Calamos Growth Fund, and Calamos Global Growth and Income Fund. Pursuant to a resolution of the Board of Trustees, the name of CFS Investment Trust was changed to Calamos Investment Trust on June 23, 1997. In 1995, the Trust changed its fiscal year end for financial reporting and income tax purposes from April 30 to March 31. In June 1996 and June 1997, the Trust began offering Class C and Class I shares, respectively for all five series of the Trust, in addition to the original (Class A) shares of each series.

Portfolio Valuation - Investments are stated at value. Securities for which quotations are readily available are valued at the last available sales price on the exchange market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

Investment Transactions and Investment Income - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes amortization of original issue discount and market discount. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. Unrealized foreign exchange gains of $29,881 incurred by the Convertible Fund, and realized foreign exchange gain of $24,770 and unrealized foreign exchange loss of $13,735 incurred by the Global Growth and Income Fund are included as a component of net realized gains (losses) on investments and forward foreign currency contracts and in unrealized appreciation and depreciation in investments and forward foreign currency contracts, respectively.

Federal Income Taxes - No provision has been made for Federal income taxes since each Fund elected to be taxed as a "regulated investment company" and has made such distributions to shareholders as to be relieved of all Federal income taxes.

Dividends - Dividends payable to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Allocation of Expenses between Classes - Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 -- INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with Calamos Asset Management, Inc. ("CAM"), the Funds pay a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Growth and Income Fund, and Strategic Income Fund fees are at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $150 million. The Growth Fund fees are at the annual rate of 1.00% of the first $150 million of average daily net assets and 0.75% of the Fund's average daily net assets in excess of $150 million. The Global Growth and Income Fund fees are at the annual rate of 1.00% of the Fund's average daily net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund to 2% of average daily net assets for Class A shares, 2.5% of average daily net assets for Class C shares, and 1.5% of average daily net assets for Class I shares through August 31, 1998. For the six months ended September 30, 1997, CAM waived or absorbed expenses of $22,370, $7,345, and $4,500, respectively, for Class A shares of the Strategic Income Fund, Growth Fund and the Global Growth and Income Fund; $479 and $11, respectively, for Class C shares of the Global Growth and Income Fund and Growth Fund; and $83 and $39 for Class I shares of the Growth Fund and Global Growth and Income Fund, respectively.

As Transfer Agent of the Funds, CAM assumed all expenses of personnel, office space, office facilities, and equipment incidental to such service.

As Distributor, Calamos Financial Services, Inc. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual service fee of 0.25% and an annual distribution fee of 0.25% of the average daily net assets of the Fund's Class A shares and an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class C shares.

CFS also receives a sales commission on certain sales of Fund shares. During the six months ended September 30, 1997, CFS received commissions of $20,996, $905, $78 and $122 from the sale of shares of the Convertible Fund, Growth and Income Fund, Growth Fund, and Global Growth and Income Fund, respectively.

Certain portfolio transactions for the Funds have been executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the six months ended September 30, 1997, the Convertible Fund, Growth and Income Fund, Strategic Income Fund, Growth Fund and Global Growth and Income Fund paid brokerage commissions to CFS on purchases and sales of portfolio securities in the amount of $27,017, $8,605, $2,408, $14,444 and $2,019, respectively. It is management's opinion that commission rates charged to the Funds by CFS are consistent with those charged to comparable unaffiliated customers in similar transactions.

Certain officers of the Trust are also officers and directors of CFS and CAM. All officers serve without direct compensation from the Trust.

NOTE 3 -- INVESTMENTS

Purchases and sales of investments other than short-term obligations by the Funds for the six months ended September 30, 1997, are as follows:

                                                                                   Global
                     Convertible Growth and Income Strategic Income  Growth   Growth and Income
                        Fund           Fund              Fund         Fund          Fund
-----------------------------------------------------------------------------------------------
Purchases            $60,556,800     7,995,465        2,172,503     8,103,209     1,877,756
Proceeds from sales  $26,100,039     5,587,282        2,487,765     7,483,688     1,070,017

The following information is based on the cost basis of investments for Federal income tax purposes at September 30, 1997:

                                                                                          Global
                          Convertible  Growth and Income Strategic Income  Growth    Growth and Income
                             Fund            Fund              Fund         Fund           Fund
------------------------------------------------------------------------------------------------------
Cost basis of invest-
 ments                    $72,748,202     10,952,723         946,590      7,628,757      4,115,870
Gross unrealized appre-
 ciation                  $ 8,869,267      1,845,494         237,687      2,840,308        677,616
Gross unrealized depre-
 ciation                  $  (431,189)       (43,986)           (667)      (103,099)       (36,832)
Net unrealized apprecia-
 tion                     $ 8,438,078      1,801,508         237,020      2,737,209        640,784

NOTE 4 -- SHORT SALES

Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. These transactions result in off-balance-sheet risk, i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the six months ended September 30, 1997, the Strategic Income Fund incurred net losses of $23,057 on short sales that are classified with net realized loss on investments. No other Fund engaged in short sales during the six months ended September 30, 1997.

NOTE 5 -- COVERED CALL OPTIONS WRITTEN

Transactions in covered call options written by the Strategic Income Fund for the six months ended September 30, 1997, were as follows:

                                          Number of Premiums
                                          Contracts Received
                                          --------- --------
      Outstanding at beginning of period      16    $  5,619
      Written                                 34      11,367
      Closed or assigned                     (41)    (17,670)
                                             ---    --------
      Outstanding at end of period             9    $   (684)

NOTE 6 -- FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at September 30, 1997, was a multinational bank.

As of September 30, 1997, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                         Settlement                              Unrealized
                            Date    Local Currency Current Value Gain (Loss)
----------------------------------------------------------------------------
Swiss Francs              12/12/97       140,000       97,436        (1,742)
                          12/12/97        80,000       55,677          (928)
Deutsche Mark             12/12/97       240,000      137,026        (2,542)
Japanese Yen              12/12/97    76,000,000      638,052         6,564
                          12/12/97    (1,000,000)      (8,395)           27
British Pounds Sterling   12/12/97       180,000      290,274        (6,181)
French Francs             12/12/97     2,300,000      390,881        (8,934)
                                                                  ---------
                                                                  $(13,735)
                                                                  =========

As of September 30, 1997, the Convertible Fund had the following open forward foreign currency contracts:

              Settlement                              Unrealized
                 Date    Local Currency Current Value Gain (Loss)
-----------------------------------------------------------------
Japanese Yen   12/12/97   130,000,000     1,091,405      29,766
               12/12/97    (3,000,000)      (25,186)        115
                                                        -------
                                                        $29,881
                                                        =======

NOTE 7 -- INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN

The Funds have entered into an arrangement with the custodian, Prudential Securities, Inc., whereby each Fund is entitled to the current broker call rate minus one percent on the average daily cash balances on deposit with the custodian. During the six months ended September 30, 1997, the Convertible Fund, Growth and Income Fund, Strategic Income Fund, Growth Fund and Global Growth and Income Fund earned $66,614, $7,741, $7,129, $7,027 and $2,168, respectively, in interest income under this arrangement.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

                       Convertible         Growth and Income    Strategic Income           Growth          Global Growth and
A Shares                  Fund                   Fund                 Fund                  Fund              Income Fund
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 1997
                     Shares      Dollars    Shares     Dollars   Shares    Dollars    Shares      Dollars   Shares    Dollars
Shares sold         634,286  $10,028,966   114,387  $1,897,600    2,034  $  22,621    69,930  $ 1,417,441  161,559  $ 944,273
Shares issued in
 reinvestment of
 distributions       58,418      934,025    26,580     445,779    1,503     17,470     6,420      127,949   16,990     99,391
Less shares
 redeemed          (262,325)  (4,260,578) (110,751) (1,970,186) (25,991)  (296,015) (106,059)  (2,420,420) (75,658)  (462,226)
                 ------------------------------------------------------------------------------------------------------
Increase
 (decrease)         430,379  $ 6,702,413    30,216  $  373,193  (22,454) $(255,924)  (29,709) $  (875,030) 102,891  $ 581,438
                 ------------------------------------------------------------------------------------------------------
                 ------------------------------------------------------------------------------------------------------
C Shares
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 1997
                     Shares      Dollars    Shares     Dollars   Shares    Dollars    Shares      Dollars   Shares    Dollars
Shares sold         171,075  $ 2,739,452    24,791  $  421,001        -          -       691  $    15,999   15,785  $  91,262
Shares issued in
 reinvestment of
 distributions          856       13,636       684      11,406        -          -         -            -      779      4,540
Less shares
 redeemed           (27,813)    (454,368)   (1,652)    (28,586)       -          -         -            -     (951)    (5,791)
                 ------------------------------------------------------------------------------------------------------
Increase
 (decrease)         144,118  $ 2,298,720    23,823  $  403,821        -          -       691  $    15,999   15,613  $  90,011
                 ------------------------------------------------------------------------------------------------------
                 ------------------------------------------------------------------------------------------------------
I Shares
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 1997
                     Shares      Dollars    Shares     Dollars   Shares    Dollars    Shares      Dollars   Shares    Dollars
Shares sold       1,779,564  $28,408,307    97,437  $1,748,011        -          -    70,824  $ 1,722,431   68,516  $ 420,004
Shares issued in
 reinvestment of
 distributions          670       11,162       653      11,692        -          -         -            -        -          -
Less shares re-
 deemed             (27,339)    (452,236)        -           -        -          -         -            -        -          -
                 ------------------------------------------------------------------------------------------------------
Increase (de-
 crease)          1,752,895  $27,967,233    98,090  $1,759,703        -          -    70,824  $ 1,722,431   68,516  $ 420,004
                 ------------------------------------------------------------------------------------------------------
                 ------------------------------------------------------------------------------------------------------

                      Convertible        Growth and Income                              Growth         Global Growth and
A Shares                  Fund                  Fund           Strategic Fund            Fund             Income Fund
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED MARCH 31, 1997
                    Shares      Dollars   Shares     Dollars   Shares    Dollars   Shares     Dollars   Shares     Dollars
Shares sold        824,228  $11,931,314  176,257  $2,735,811    1,500  $  16,566  217,109  $3,905,631  575,477  $2,944,288
Shares issued in
 reinvestment of
 distributions     157,231    2,204,225   49,163     731,921    9,775    105,551   23,916     421,022      983       5,101
Less shares
 redeemed         (220,201)  (3,186,620) (55,912)   (869,237) (35,798)  (392,193) (33,635)   (606,145) (33,427)   (181,272)
                 -------------------------------------------------------------------------------------------------------
Increase
 (decrease)        761,258  $10,948,919  169,508  $2,598,495  (24,523) $(270,076) 207,390  $3,720,508  543,033  $2,768,117
                 -------------------------------------------------------------------------------------------------------
                 -------------------------------------------------------------------------------------------------------

                     Convertible         Growth and          Growth        Global Growth
C Shares                 Fund            Income Fund          Fund        and Income Fund
----------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD
(INCEPTION) TO
MARCH 31,
1997/1/
                   Shares     Dollars  Shares   Dollars  Shares  Dollars  Shares    Dollars
Shares sold       219,119  $3,118,628  22,630  $351,959   1,060  $18,759  74,840  $ 391,294
Shares issued in
 reinvestment of
 distributions         33         464      88     1,360      --       --      23        117
Less shares
 redeemed          (7,640)    (10,388) (1,410)  (21,536)   (568) (10,792) (2,297)   (12,339)
                                 ----------------------------------------------------------------------------
Increase
 (decrease)       211,512  $3,008,704  21,308  $331,783     492  $ 7,967  72,566  $ 379,070
                                 ----------------------------------------------------------------------------
                                 ----------------------------------------------------------------------------

/1/The inception dates for the Class C shares of the Convertible Fund, Growth and Income Fund, Growth Fund and Global Growth and Income Fund are July 5, 1996, August 5, 1996, September 3, 1996, and September 24, 1996, respectively.

ABBREVIATIONS

ADRS:American Depository     CUM.:   Cumulative         EXCH.:   Exchangeable
     Receipts                DEB.:   Debenture          NONCUM.: Noncumulative
ADSS:American Depository     DEP.:   Depository         PREF.:   Preferred
     Shares                  EURO.:  Eurobond           SUB.:    Subordinated
CONV.:
     Convertible

FOREIGN CURRENCY ABBREVIATIONS

GBP: British Pound Sterling  CAD:    Canadian Dollar
FRF: French Franc            CHF:    Swiss Franc

CALAMOS FAMILY OF FUNDS

STANDARDIZED PERFORMANCE

                          Total Return        Average Annual Total Return
                          ------------- --------------------------------------------
                                                                       Since
                             1 Year        5 Years      10 Years     Inception
                          ------------- ------------- ------------- ----------------
  Convertible Fund
    A Shares--
     Inception: 6/21/85   29.41% 23.24% 15.84% 14.72% 11.29% 10.75% 12.18%    11.73%
    C Shares--
     Inception: 7/5/96    28.83%  NA     NA     NA     NA     NA    24.05%     NA
    I Shares--
     Inception: 6/25/97    NA     NA     NA     NA     NA     NA     6.24%/1/  NA
  Growth and Income Fund
    A Shares--
     Inception: 9/22/88   30.96% 24.70% 17.44% 16.30%  NA     NA    15.32%    14.70%
    C Shares--
     Inception: 8/5/96    30.41%  NA     NA     NA     NA     NA    29.64%     NA
    I Shares--
     Inception: 9/18/97    NA     NA     NA     NA     NA     NA    1.01%/1/   NA
  Strategic Income Fund
    A Shares--
     Inception: 9/4/90    15.20%  9.75%  8.49%  7.44%  NA     NA     9.52%     8.76%
  Growth Fund
    A Shares--
     Inception: 9/4/90    46.60% 39.66% 20.53% 19.37%  NA     NA    20.04%    19.21%
    C Shares--
     Inception: 9/3/96    45.88%  NA     NA     NA     NA     NA    50.15%     NA
    I Shares--
     Inception: 9/18/97    NA     NA     NA     NA     NA     NA     1.44%/1/  NA
  Global Growth and
   Income Fund
    A Shares--
     Inception: 9/9/96    27.89% 21.84%  NA     NA     NA     NA    27.14%/1/ 21.41%
    C Shares--
     Inception: 9/24/96   27.07%  NA     NA     NA     NA     NA    27.58%     NA
    I Shares--
     Inception: 9/18/97    NA     NA     NA     NA     NA     NA     1.13%/1/  NA



This chart provides performance return numbers for the five Funds and shows both non-load-adjusted and load-adjusted returns, taking into consideration the maximum 4.75% sales charge on A shares. Total return and average annual total return performance measure net investment income and capital gain or loss from portfolio investments and reflect changes in share price, reinvestment of income and capital gain distributions. Returns for periods of less than one year are not annualized.

Performance has not been adjusted for the sales charge in the UNSHADED area of the chart.
Performance has been adjusted for the 4.75% sales charge in the SHADED area of the chart.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

/1/Total return is not annualized.

FINANCIAL HIGHLIGHTS (UNAUDITED)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS CONVERTIBLE FUND

                                                                  Class A
--------------------------------------------------------------------------------------------------------------------------------
                    Six Months     Year      Year       Eleven
                       Ended       Ended     Ended   Months Ended
                   September 30, March 31, March 31,  March 31,                    Year Ended April 30,
                   ------------------------------------------------------------------------------------------------------------
                       1997        1997      1996        1995      1994     1993     1992     1991     1990     1989    1988(b)
                   ------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of pe-
 riod                 $ 14.68     $ 14.49   $ 12.41    $ 13.04    $ 13.96  $ 12.72  $ 11.39  $ 10.29  $ 10.73  $ 10.56  $ 11.94
                   ------------------------------------------------------------------------------------------------------------
Income from in-
 vestment opera-
 tions:
 Net investment
  income                  .19         .36       .40        .38        .40      .42      .41      .49      .60      .59      .62
 Net realized and
  unrealized gain
  (loss) on in-
  vestments              2.40        1.39      3.06       (.01)       .53     1.32     1.43     1.25     (.32)     .14    (1.24)
                   ------------------------------------------------------------------------------------------------------------
 Total from in-
  vestment oper-
  ations                 2.59        1.75      3.46        .37        .93     1.74     1.84     1.74      .28      .73     (.62)
                   ------------------------------------------------------------------------------------------------------------
Less distribu-
 tions:
 Dividends from
  net investment
  income                 (.22)       (.45)     (.31)      (.32)      (.39)    (.40)    (.45)    (.52)    (.63)    (.56)    (.66)
 Dividends from
  net realized
  capital gains          (.32)      (1.11)    (1.07)      (.56)     (1.46)    (.10)       -        -        -        -     (.10)
 Dividends in ex-
  cess of net
  realized capi-
  tal gains                 -           -         -       (.12)         -        -        -        -        -        -        -
 Distributions
  from paid in
  capital                   -           -         -          -          -        -     (.06)    (.12)    (.09)       -        -
                   ------------------------------------------------------------------------------------------------------------
 Total distribu-
  tions                  (.54)      (1.56)    (1.38)     (1.00)     (1.85)    (.50)    (.51)    (.64)    (.72)    (.56)    (.76)
                   ------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period        $ 16.73     $ 14.68   $ 14.49    $ 12.41    $ 13.04  $ 13.96  $ 12.72  $ 11.39  $ 10.29  $ 10.73  $ 10.56
                   ============================================================================================================
Total return (a)        17.8%       12.9%     28.8%       3.2%       6.5%    14.0%    16.5%    17.7%     2.4%     7.2%    (5.1%)
Ratios and sup-
 plemental data:
 Net assets, end
  of period (000)     $48,159     $35,950   $24,460    $16,646    $17,023  $17,213  $16,940  $13,953  $18,664  $21,270  $23,194
 Ratio of ex-
  penses to aver-
  age
  net assets            1.4%*        1.5%      1.5%      1.6%*       1.6%     1.7%     1.2%     1.2%     1.1%     1.1%     1.2%
 Ratio of net in-
  vestment income
  to average net
  assets                1.7%*        2.8%      3.0%      3.3%*       2.8%     3.2%     3.4%     4.3%     5.5%     5.6%     5.6%

                                         Class C                        Class I
--------------------------------------------------------------------------------------
                          Six Months Ended  July 5, 1996 through June 25, 1997 through
                         September 30, 1997    March 31, 1997     September 30, 1997
                         ------------------ -------------------- ---------------------
Net asset value, begin-
 ning of period                $14.63              $13.87               $ 15.88
Income from investment
 operations:
 Net investment income            .13                 .30                   .13
 Net realized and
  unrealized gain (loss)
  on investments                 2.41                1.21                   .86
                               ------              ------               -------
 Total from investment
  operations                     2.54                1.51                   .99
Less distributions:
 Dividends from net in-
  vestment income                (.16)               (.25)                 (.12)
 Dividends from net re-
  alized capital gains           (.32)               (.50)
                               ======              ======               =======
 Total distribution              (.48)               (.75)                 (.12)
                               ------              ------               -------
Net asset value, end of
 period                        $16.69              $14.63               $ 16.75
                               ======              ======               =======
Total return (a)                17.5%               11.1%                  6.2%
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)                   $5,934              $3,094               $29,359
 Ratio of expenses to
  average net assets            1.9%*               2.0%*                 0.4%*
 Ratio of net investment
  income to average net
  assets                        2.2%*               2.7%*                 1.8%*
--------------------------------------------------------------------------------------

                          Six Months     Year      Year       Eleven
                             Ended       Ended     Ended   Months Ended
                         September 30, March 31, March 31,  March 31,                Year Ended April 30,
                         ---------------------------------------------------------------------------------------------
                             1997        1997      1996        1995      1994   1993   1992  1991  1990  1989  1988(b)
                        -------------------------------------------------------------------------------------------
Portfolio turnover rate     90.6%*       52.3%     65.2%       42.1%     73.1%  73.1%  83.8% 63.2% 93.4% 84.7%  55.5%
Average commission per
 share                      $.0609      $.0610    $.0633      $.0936    $.0952 $.1000 $.0966   N/A   N/A   N/A    N/A

-----------
(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(b) Calamos Asset Management, Inc. became the Fund's investment adviser on September 1, 1987.
* Annualized.

FINANCIAL HIGHLIGHTS (UNAUDITED)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS GROWTH AND INCOME FUND

                                                                 Class A
----------------------------------------------------------------------------------------------------------------------
                                                            Eleven                                           Sept. 22,
                          Six Months     Year      Year     Months                                             1988
                             Ended       Ended     Ended     Ended                                              to
                         September 30, March 31, March 31, March 31,        Year Ended April 30,             April 30,
                         ---------------------------------------------------------------------------------------------
                             1997        1997      1996      1995     1994    1993    1992    1991    1990     1989
                         ---------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $ 15.52     $15.62    $12.68    $12.97   $13.90  $13.57  $11.54  $10.46  $10.49   $10.00
Income from investment
 operations:
 Net investment income          .21        .34       .37       .35      .31     .35     .29     .31     .33      .38
 Net realized and
  unrealized gain (loss)
  on investments               3.15       1.52      3.70      (.02)     .34    1.97    2.02    1.09     .09      .49
                         ---------------------------------------------------------------------------------------------
 Total from investment
  operations                   3.36       1.86      4.07       .33      .65    2.32    2.31    1.40     .42      .87
                         ---------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income            (.19)      (.28)     (.42)     (.32)    (.29)   (.36)   (.28)   (.32)   (.28)    (.38)
 Dividends from net
  realized capital gains       (.67)     (1.68)     (.71)     (.30)   (1.29)  (1.63)      -       -    (.17)       -
                         ---------------------------------------------------------------------------------------------
 Total distributions           (.86)     (1.96)    (1.13)     (.62)   (1.58)  (1.99)   (.28)   (.32)   (.45)    (.38)
                         ---------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $ 18.02     $15.52    $15.62    $12.68   $12.97  $13.90  $13.57  $11.54  $10.46   $10.49
                         =============================================================================================
Total return (b)              22.1%      12.9%     33.0%      2.8%     4.5%   18.8%   20.2%   13.4%    3.8%     9.0%
Ratios and supplemental
 data:
 Net assets, end of
  period (000)              $10,303     $8,408    $5,813    $3,853   $4,663  $3,655  $2,694  $1,821  $1,345   $  732
 Ratio of expenses to
  average net assets (a)      1.8%*       2.0%     2.0%*     2.0%*     2.0%    2.0%    2.0%    2.0%    2.0%    2.0%*
 Ratio of net investment
  income to average net
  assets (a)                  2.4%*       2.4%      2.6%     3.0%*     2.3%    2.6%    2.3%    2.9%    3.0%    4.8%*

                                          Class C                           Class I
---------------------------------------------------------------------------------------------
                          Six Months Ended  August 5, 1996 through September 18, 1997 through
                         September 30, 1997     March 31, 1997         September 30, 1997
                         ------------------ ---------------------- --------------------------
Net asset value, begin-
 ning of period                $15.50               $14.52                   $17.96
                         ----------------------------------------- --------------------------
Income from investment
 operations:
 Net investment income            .14                  .26                      .03
 Net realized and
  unrealized gain (loss)
  on
  investments                    3.16                 1.30                      .15
                         ----------------------------------------- --------------------------
 Total from investment
  operations                     3.30                 1.56                      .18
                         ----------------------------------------- --------------------------
Less distributions:
 Dividends from net in-
  vestment income                (.19)                (.25)                    (.12)
 Dividends from net re-
  alized capital gains           (.67)                (.33)                       -
                         ----------------------------------------- --------------------------
 Total distributions             (.86)                (.58)                    (.12)
Net asset value, end of
 period                        $17.94               $15.50                   $18.02
                         ========================================= ==========================
 Total return (b)               21.7%                10.8%                     1.0%
Ratios and supplemental
 data:
 Net assets, end of
  period (000)                 $  810               $  330                   $1,768
 Ratio of expenses to
  average net assets (c)        2.3%*                2.5%*                    1.1%*
 Ratio of net investment
  income to average
  net assets (c)                2.1%*                2.4%*                    4.3%*

-----------------------------------------------------------------------------------------------------------------
                                                            Eleven                                      Sept. 22,
                          Six Months     Year      Year     Months                                        1988
                             Ended       Ended     Ended     Ended                                         to
                         September 30, March 31, March 31, March 31,        Year Ended April 30,        April 30,
            -----------------------------------------------------------------------------------------------------
                             1997        1997      1996      1995     1994   1993   1992   1991   1990    1989
            -----------------------------------------------------------------------------------------------------
Portfolio turnover rate     105.1%*      91.5%     86.4%     84.7%   155.2% 132.3% 111.6% 103.6% 103.0%  85.0%*
Average commission per
 share                       $.0602     $.0609    $.0604    $.0924   $.1002 $.1010 $.1004    N/A    N/A     N/A

------------------------------
(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.0%, 0.1%, 0.1%, 0.2%*, 0.1%, 0.5%, 0.5%, 1.7%, 2.3% and 8.4%* of
    average net assets, respectively.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(c) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.0% and 0.6%* of average net assets, respectively.
* Annualized.

FINANCIAL HIGHLIGHTS (UNAUDITED)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS STRATEGIC INCOME FUND

                                                      Class A Shares
------------------------------------------------------------------------------------------------------
                                                            Eleven                           Sept. 4,
                          Six Months     Year      Year     Months                             1990
                             Ended      Ended      Ended     Ended                              to
                         September 30, March 31  March 31, March 31, Year Ended April 30,    April 30,
                         -----------------------------------------------------------------------------
                             1997        1997      1996      1995     1994    1993    1992     1991
                         -----------------------------------------------------------------------------
Net asset value, begin-
 ning of period              $10.81     $11.07    $10.13    $10.71   $10.96  $10.58  $10.60    $10.00
Income from investment
 operations:
 Net investment income          .26        .50       .53       .40      .36     .39     .59       .40
 Net realized and
  unrealized gain (loss)
  on investments                .89        .29       .83      (.43)     .11     .79     .46       .61
                         -----------------------------------------------------------------------------
 Total from investment
  operations                   1.15        .79      1.36      (.03)     .47    1.18    1.05      1.01
                         -----------------------------------------------------------------------------
Less distributions:
 Dividends from net in-
  vestment income              (.20)      (.68)     (.42)     (.36)    (.41)   (.41)   (.51)     (.40)
 Dividends from net re-
  alized capital gains            -       (.37)        -      (.19)    (.31)   (.39)   (.56)     (.01)
                         -----------------------------------------------------------------------------
 Total distributions           (.20)     (1.05)     (.42)     (.55)    (.72)   (.80)  (1.07)     (.41)
                         -----------------------------------------------------------------------------
Net asset value, end of
 period                      $11.76     $10.81    $11.07    $10.13   $10.71  $10.96  $10.58    $10.60
                         -----------------------------------------------------------------------------
                         -----------------------------------------------------------------------------
Total return (c)              10.7%       7.4%    13.60%     (0.2%)    4.2%   11.5%   10.5%     10.2%
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)                 $1,169     $1,317    $1,620    $2,211   $3,004  $2,522  $1,410      $595
 Ratio of expenses to
  average net assets
  (a)(b)                      2.0%*       2.1%      2.2%     2.4%*     2.2%    2.3%    2.5%     2.6%*
 Ratio of net investment
  income to average net
  assets (a)                  4.1%*       4.3%      4.6%     4.0%*     3.2%    3.9%    5.3%     6.6%*
 Portfolio turnover rate    384.5%*     152.5%     81.1%     59.9%    79.4%   73.8%   97.0%   108.9%*
 Average commission per
  share                      $.0745     $.0711    $.0636    $.0966   $.0997  $.1056  $.1200       N/A

------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 3.5%*, 3.0%, 1.6%, 1.1%*, 1.0%, 0.7%,1.25% and 4.8%* of average net assets, respectively.

(b) Includes 0.1%*, 0.1%, 0.2%, 0.4%*, 0.2%, 0.3%, 0.5% and 0.6%*,
    respectively, related to dividend expenses on short positions.

(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
* Annualized.

FINANCIAL HIGHLIGHTS (UNAUDITED)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS Growth Fund

                                                           Class A
--------------------------------------------------------------------------------------------------------
                                                            Eleven
                          Six Months     Year      Year     Months                             Sept. 4,
                             Ended       Ended     Ended     Ended                              1990 to
                         September 30, March 31, March 31, March 31,  Year Ended April 30,     April 30,
                         -------------------------------------------------------------------------------
                             1997        1997      1996      1995     1994    1993     1992      1991
                         -------------------------------------------------------------------------------
Net asset value,
 beginning of period       $  17.04     $ 15.74   $ 14.18   $14.57   $13.95  $ 14.04  $ 12.48   $10.00
Income from investment
 operations:
 Net investment income
  (loss)                        .07        (.09)     (.09)     .02      .01     (.02)    (.01)     .07
 Net realized and
  unrealized gain (loss)
  on investments               7.89        3.14      4.69     (.28)    1.21      .20     1.60     2.50
                         -------------------------------------------------------------------------------
 Total from investment
  operations                   7.96        3.05      4.60     (.26)    1.22      .18     1.59     2.57
                         ----------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income               -           -      (.07)       -     (.01)       -        -     (.08)
 Dividends from net
  realized capital gains       (.34)      (1.75)    (2.97)    (.13)    (.59)    (.27)    (.03)    (.01)
                         -------------------------------------------------------------------------------
 Total distributions           (.34)      (1.75)    (3.04)    (.13)    (.60)    (.27)    (.03)    (.09)
                         -------------------------------------------------------------------------------
Net asset value, end of
 period                    $  24.66     $ 17.04   $ 15.74   $14.18   $14.57  $ 13.95  $ 14.04   $12.48
                         ===============================================================================
Total return (b)              47.2%       19.1%     35.2%    (1.8%)    8.9%     1.4%    12.7%    25.8%
Ratios and supplemental
 data:
 Net assets, end of
  period (000)             $  8,871     $ 6,635   $ 2,866   $1,791   $2,089  $ 1,861  $ 1,802   $  862
 Ratio of expenses to
  average net
  assets (a)                  2.0%*        2.0%      2.0%    2.0%*     2.0%     2.0%     2.0%    2.0%*
 Ratio of net investment
  income to
  average net assets (a)    (1.4)%*      (1.3)%    (0.8)%    0.2%*     0.1%   (0.1)%   (0.1)%    0.8%*

                                           Class C                             Class I
------------------------------------------------------------------------------------------------
                          Six Months Ended  September 3, 1996 through September 19, 1997 through
                         September 30, 1997      March 31, 1997           September 30, 1997
                         ------------------ ------------------------- --------------------------
Net asset value,
 beginning of period          $  16.98              $  17.63                   $  24.32
Income from investment
 operations:
 Net investment income            (.03)                 (.07)                      (.01)
 Net realized and
  unrealized gain (loss)
  on investments                  7.91                  1.07                        .37
                         -------------------------------------------- --------------------------
 Total from investment
  operations                      7.88                  1.00                        .36
                         -------------------------------------------- --------------------------
Less distributions:
 Dividends from net
  realized capital gains          (.34)                (1.65)                         -
                         -------------------------------------------- --------------------------
Net asset value, end of
 period                       $  24.52              $  16.98                   $  24.68
                         ============================================ ==========================
Total return (b)                 46.9%                  5.4%                       1.4%
Ratios and supplemental
 data:
 Net assets, end of
  period (000)                $     29              $      8                   $  1,747
 Ratio of expenses to
  average net assets (c)         2.5%*                 2.5%*                      1.5%*
 Ratio of net investment
  income to average net
  assets (c)                   (1.9)%*               (1.9)%*                    (1.0)%*
------------------------------------------------------------------------------------------------

                                                            Eleven
                          Six Months     Year      Year     Months                        Sept. 4,
                             Ended       Ended     Ended     Ended                         1990 to
                         September 30, March 31, March 31, March 31, Year Ended April 30, April 30,
                        ---------------------------------------------------------------------------
                             1997        1997      1996      1995     1994   1993   1992    1991
                         --------------------------------------------------------------------------
Portfolio turnover rate     183.3%*      173.9%    252.4%    104.3%   87.3%  56.8%  47.3%   15.8%*
Average commission per
 share                       $.0643      $.0614    $.0608    $.0910  $.0996 $.1011 $.1098      N/A

------------------------------
(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.2%*, 0.7%, 1.2%, 1.6%*, 1.1%, 0.7%, 0.8%, and 4.5%* of average net assets respectively.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(c) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.2%* and 0.6%* of average net assets, respectively for Class C shares and 0.1%* of the average net assets for Class I shares.
*Annualized.

FINANCIAL HIGHLIGHTS (UNAUDITED)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS GLOBAL GROWTH AND INCOME FUND

                                                      Class A
--------------------------------------------------------------------------------
                                     Six Months Ended  September 9, 1996 through
                                    September 30, 1997      March 31, 1997
                                                   -----------------------------
Net asset value, beginning of pe-
 riod                                     $ 5.39                $ 5.00
Income from investment operations:
 Net investment income                       .14                   .04
 Net realized and unrealized gain
  (loss) on investments                      .88                   .36
                                                   -----------------------------
 Total from investment operations           1.02                   .40
                                                   -----------------------------
Less distributions:
 Dividends from net investment in-
  come                                      (.13)                 (.01)
 Dividends from net realized capi-
  tal gains                                 (.03)
                                                   -----------------------------
 Total distributions                        (.16)                 (.01)
 Net asset value, end of period           $ 6.25                $ 5.39
                                                   -----------------------------
                                                   -----------------------------
 Total return (b)                          19.3%                  8.0%
Ratios and supplemental data:
 Net assets, end of period (000)          $4,040                $2,926
 Ratio of expenses to average net
  assets (a)                               2.0%*                 2.0%*
 Ratio of net investment income to
  average net assets (a)                   1.4%*                 1.8%*

                                                         Class C
-------------------------------------------------------------------------------------------------
                          Six Months Ended  September 24, 1996 through September 18, 1997 through
                         September 30, 1997       March 31, 1997           September 30, 1997
                                -----------------------------------------------------------------
Net asset value, begin-
 ning of period                $5.37                  $5.00                      $6.18
Income from investment
 operations:
 Net investment income           .13                    .03                        .01
 Net realized and
  unrealized gain (loss)
  on investments                 .88                    .35                        .06
                                -----------------------------------------------------------------
 Total from investment
  operations                    1.01                    .38                        .07
                                -----------------------------------------------------------------
Less distributions:
 Dividends from net in-
  vestment income               (.12)                  (.01)                         -
 Dividends from net re-
  alized capital gains          (.03)                                                -
                                -----------------------------------------------------------------
 Total distributions            (.15)                  (.01)                         -
                                -----------------------------------------------------------------
 Net asset value, end of
  period                       $6.23                  $5.37                      $6.25
                                -----------------------------------------------------------------
                                -----------------------------------------------------------------
 Total return (b)              19.0%                   7.6%                       1.1%
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)                   $ 549                  $ 390                      $ 428
 Ratio of expenses to
  average net assets (a)       2.5%*                  2.5%*                       .1%*
 Ratio of net investment
  income to average net
  assets (a)                   0.2%*                  1.6%*                       .3%*
-------------------------------------------------------------------------------------------------

                               Six Months Ended  September 9, 1996 through
                              September 30, 1997      March 31, 1997
                                                    ----------------------
 Portfolio turnover rate            51.5%*                160.4%*
 Average commission per share       $.0600                $ .0758

------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.2%* and 1.8%* of average net assets, respectively for Class A and Class C shares.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
* Annualized.

                      [This Page Intentionally Left Blank]

INVESTMENT ADVISER:
Calamos Asset Management, Inc.(R)
1111 East Warrenville Road
Naperville, Illinois 60563-1493

DISTRIBUTOR:
Calamos Financial Services, Inc.(R)
1111 East Warrenville Road
Naperville, Illinois 60563-1493

TRANSFER AGENT:
FPS Services, Inc.
P.O. Box 61503
King of Prussia, Pennsylvania 19406-0903

COUNSEL:
Bell, Boyd & Lloyd
Chicago, Illinois

INDEPENDENT AUDITORS:
Ernst & Young LLP
Chicago, Illinois

The Net Asset Values for the Calamos Family of Funds(R) may be obtained daily by calling 800.823.7386 after 5:00 p.m. central time.


 This report, including the
 unaudited financial statements
 contained herein, is submitted
 for general information for the
 shareholders of the Funds. The
 report is not authorized for
 distribution to prospective
 investors in the Funds unless it
 is accompanied by a currently
 effective prospectus of the
 Funds.


                                      LOGO

                              Convertible Fund(R)
                           Growth and Income Fund(R)
                            Strategic Income Fund(R)
                                 Growth Fund(R)
                        Global Growth and Income Fund(R)


                               SEMI-ANNUAL REPORT
                               September 30, 1997
                                  (Unaudited)


--------------------------------------------------------------------------------
Calamos Investment Trust . 1111 East Warrenville Road
                        Naperville, Illinois 60563-1493
                        (630) 245-7200 . (800) 823-7386
                                      LOGO